Black-Scholes Option-valuation Model for Option Grants to Employees and Non-employee Directors (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Black-Scholes option-valuation model for option grants to employees and non-employee directors
Dividend yield	0.00%	0.00%
Forfeiture rate	4.00%	4.00%
Minimum
Black-Scholes option-valuation model for option grants to employees and non-employee directors
Risk-free interest rate	0.60%	1.10%
Expected volatility	131.00%	125.00%
Expected term (in years)	5 years 2 months 12 days	5 years
Maximum
Black-Scholes option-valuation model for option grants to employees and non-employee directors
Risk-free interest rate	0.80%	2.40%
Expected volatility	139.00%	131.00%
Expected term (in years)	6 years 1 month 6 days	6 years 3 months